Revenue - Additional Information (Detail) - EUR (€) € in Thousands		3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 12, 2017	Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2018	Jun. 30, 2017		Dec. 31, 2017
Revenue [line items]
Revenue		€ 6,543	€ 6,237	[1]	€ 16,464	€ 10,121	[1]
Grant income		100	800		€ 200	800
Reimbursement of grant	€ 700
Payment terms related to receivables					30 days
Revenue recognized included in deferred revenue					€ 7,900
Revenue recognized not included in deferred revenue					1,300
Collaboration income [member]
Revenue [line items]
Revenue		2,179	1,471		7,195	2,391
Incyte collaboration agreement [member]
Revenue [line items]
Up-front payment amortization		4,000	4,000		7,900	6,900
Cost reimbursements		2,000	€ 1,500		4,300
ONO Research and License Agreement [member]
Revenue [line items]
Up-front payment amortization		200			1,100
Cost reimbursements		100			200	€ 2,400
Milestone revenue					2,500
Simcere collaboration and license agreement [member]
Revenue [line items]
Up-front payment amortization		100			100
Milestone revenue		€ 100			100
IFRS 15 revenue from contracts with customers [member]
Revenue [line items]
Decrease in Deferred revenue					€ 8,700			€ 8,700

[1]	See Note 3 for details regarding the restatement as a result of a change in accounting policy.